John Hancock Funds II

Investment Quality Bond Fund (the fund)

Supplement dated March 20, 2014, to the current Class NAV shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index comprises the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals, and local authorities.

Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index is an equally weighted composite of the Barclays U.S. Credit Index and the Barclays U.S. Government Index.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			10-15-05
As of 12-31-12
Class NAV before tax	7.33	6.58	6.09
After tax on distributions	5.63	4.89	4.37
After tax on distributions, with sale	4.97	4.64	4.20
Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	4.21	5.95	5.85
Barclays U.S. Credit Index* (reflects no deduction for fees, expenses, or taxes)	9.39	7.65	6.80
Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	2.02	5.23	5.46
50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	5.65	6.49	6.17

*	Prior to March 20, 2014, the fund compared its performance to the Barclays U.S. Credit Index, the Barclays U.S. Government Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the Barclays U.S. Aggregate Bond Index as the primary benchmark index and retained 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index as the secondary benchmark index to which the fund compares its performance.

You should read this supplement in conjunction with the fund’s prospectus and retain it for future reference.

John Hancock Funds II

Investment Quality Bond Fund (the fund)

Supplement dated March 20, 2014, to the current Class 1 shares prospectus

Effective March 20, 2014, the following benchmark index descriptions are added immediately following the first paragraph under the heading “Past performance” in the “Fund summary” section:

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index comprises the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals, and local authorities.

Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index is an equally weighted composite of the Barclays U.S. Credit Index and the Barclays U.S. Government Index.

In addition, also effective March 20, 2014, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)	1 year	5 year	Inception
			10-15-05
As of 12-31-12
Class 1 before tax	7.35	6.53	6.04
Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	4.21	5.95	5.85
Barclays U.S. Credit Index* (reflects no deduction for fees, expenses, or taxes)	9.39	7.65	6.80
Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	2.02	5.23	5.46
50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index* (reflects no deduction for fees, expenses, or taxes)	5.65	6.49	6.17

*	Prior to March 20, 2014, the fund compared its performance to the Barclays U.S. Credit Index, the Barclays U.S. Government Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the Barclays U.S. Aggregate Bond Index as the primary benchmark index and retained 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index as the secondary benchmark index to which the fund compares its performance.

You should read this supplement in conjunction with the fund’s prospectus and retain it for future reference.

John Hancock Funds II

Capital Appreciation Value Fund (the fund)

Supplement dated March 20, 2014, to the current Class NAV shares prospectus

Effective immediately, the fund's investments in below investment grade debt securities and loans are limited to 25% of the fund’s total assets.

You should read this supplement in conjunction with the fund’s prospectus and retain it for your future reference.

John Hancock Funds II

Health Sciences Fund (the fund)

Supplement dated March 20, 2014, to the current prospectus

Effective April 1, 2014, management fees of the fund are being reduced. Accordingly, the following replaces in its entirety the information regarding the management fees for the fund in Appendix A to the prospectus containing the Schedule of Management Fees.

Health Sciences Fund	1.050%	— first $500 million;
	1.000% 0.950%	— next $250 million; and — excess over $750 million. **
		(Aggregate Net Assets include the net assets of the fund and the Health Sciences Trust, a series of JHVIT.)

**	When aggregate net assets of the fund and the Health Sciences Trust, a series of JHVIT, exceed $750 million, the advisory fee is 0.95% on all net assets.

You should read this supplement in conjunction with the fund’s prospectus and retain it for your future reference.

John Hancock Funds II

Fundamental Value Fund (the fund)

Supplement dated March 20, 2014, to the current prospectus

At an in-person meeting held March 10–13, 2014, the Board of Trustees of John Hancock Funds II, of which the fund is a series, approved a plan of liquidation (the plan) with respect to the fund. The fund is expected to liquidate on or about June 26, 2014 (the liquidation date). The fund will cease offering its shares effective one business day prior to the liquidation date.

On the close of business on the liquidation date, the fund will distribute all of its assets pro rata to its shareholders, and all outstanding shares will be redeemed and cancelled. Prior to this time, the proceeds from the liquidation of portfolio securities will be invested in cash equivalent securities or held in cash. During this time, the fund may hold more cash or cash equivalents or other short-term investments than normal, which may prevent the fund from meeting its stated investment objective.

You should read this supplement in conjunction with the fund’s prospectus and retain it for your future reference.